Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Company has assessed all subsequent events that occurred from June 30, 2025, up through September 5, 2025, which is the date that these unaudited interim condensed consolidated financial statements were issued. The Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements